Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 19,195	$ 16,916	$ 15,296
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	12,858	12,037	10,758
USA [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	2,749	2,261	2,110
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	1,835	1,170	825
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	975	806	801
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	506	405	567
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 272	$ 237	$ 235